Net Foreign Exchange Gain (Loss) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of effect of changes in foreign exchange rates [text block] [Abstract]
Schedule of net foreign exchange income
For the years ended December 31, 2020, 2019 and 2018 net foreign exchange income is as follows:

	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

Net foreign exchange gain (loss)
Net profit (loss) from currency exchange differences	90,133	(89,893)	(212,618)
Hedging derivatives	(27,624)	362,374	252,275
Income from assets indexed to foreign currency	(3,512)	7,376	12,251
Total	58,997	279,857	51,908